Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the SGX-ST Market (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 6,443.6	₨ 529,471.2		₨ 576,219.0
Singapore Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding | ₨		114,487.8		105,716.9
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.750% senior notes 1 [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts	$ 250.0
Outstanding Principal amounts	$ 250.0
Outstanding | ₨		₨ 20,494.7		18,768.6
Interest rate	5.75%	5.75%	5.75%
Redeemable on	October 2024
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.350% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	June 2021
Currency	USD
Initial Principal amounts	$ 425.0
Outstanding Principal amounts	$ 425.0
Outstanding | ₨		₨ 34,862.8		31,994.6
Interest rate	4.35%	4.35%	4.35%
Redeemable on	June 2026
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	USD
Initial Principal amounts	$ 300.0
Outstanding Principal amounts	$ 300.0
Outstanding | ₨		₨ 24,592.4		22,739.3
Interest rate	5.875%	5.875%	5.875%
Redeemable on	May 2025
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 4.000% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	July 2020
Currency	GBP
Initial Principal amounts | £			£ 98
Outstanding Principal amounts | £			£ 98
Outstanding | ₨		₨ 9,878.3		9,601.9
Interest rate	4.00%	4.00%	4.00%
Redeemable on	July 2023
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2020
Currency	USD
Initial Principal amounts	$ 300.0
Outstanding Principal amounts	$ 300.0
Outstanding | ₨		₨ 24,659.6		₨ 22,612.5
Interest rate	5.50%	5.50%	5.50%
Redeemable on	June 2024